Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2015 USD ($) agreement item	Jun. 30, 2014 USD ($)
Summary of Significant Accounting Policies
Investments in NBN Capital Trust affiliates	$ 496
Cash or deposits reserve balances	$ 4,400	$ 2,400
Number of agreements to repurchase | agreement	0
Number of reportable operating segment | item	1
Residential and consumer loans
Summary of Significant Accounting Policies
Maximum charge-off period	180 days